Summary of significant accounting policies (Details)	12 Months Ended
Dec. 31, 2018
Building | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	20 years
Building | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	25 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	10 years
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Patents
Property, Plant and Equipment [Line Items]
Patents, useful life	20 years